Revenue and expenses (Schedule of detailed information about share-based expense (recoveries) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue and Expenses [Line Items]
Share-based compensation expenses	$ 61.3	$ 19.3
Cost of sales [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	5.9	2.0
Selling and administrative expenses [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	53.9	16.6
Other expenses [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	1.5	0.7
RSUs [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	20.3	6.7
RSUs [Member] | Cost of sales [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	5.9	2.0
RSUs [Member] | Selling and administrative expenses [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	12.9	4.0
RSUs [Member] | Other expenses [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	1.5	0.7
DSUs [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	13.9	6.3
DSUs [Member] | Cost of sales [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	0.0	0.0
DSUs [Member] | Selling and administrative expenses [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	13.9	6.3
DSUs [Member] | Other expenses [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	0.0	0.0
PSUs [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	24.6	4.2
PSUs [Member] | Cost of sales [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	0.0	0.0
PSUs [Member] | Selling and administrative expenses [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	24.6	4.2
PSUs [Member] | Other expenses [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	0.0	0.0
Stock Options [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	2.5	2.1
Stock Options [Member] | Cost of sales [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	0.0	0.0
Stock Options [Member] | Selling and administrative expenses [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	2.5	2.1
Stock Options [Member] | Other expenses [Member]
Revenue and Expenses [Line Items]
Share-based compensation expenses	$ 0.0	$ 0.0